EMPLOYEE BENEFIT PLANS (Tables)	12 Months Ended
Dec. 31, 2012
Stock Option Activity

A summary of stock option activity under the Plan as of December 31, 2012 and 2011, and changes during the years then ended is presented below:

December 31, 2012	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)
Outstanding at January 1, 2012	178,656	$0.94
Granted	—	—
Forfeited	(24,000)	0.94
Expired	(37,361)	0.94
Exercised	(10,639)	0.94

Outstanding at December 31, 2012	106,656	$0.94	0.25

Vested at December 31, 2012	106,656	$0.94	0.25

December 31, 2011	Shares	Weighted- Average Exercise Price	Weighted- Average Remaining Contractual Term (Years)
Outstanding at January 1, 2011	178,656	$0.94
Granted	—	—
Forfeited	—	—
Exercised	—	—

Outstanding at December 31, 2011	178,656	$0.94	1.0

Vested at December 31, 2011	178,656	$0.94	1.0